Goodwill and Other Intangible Assets and Liabilities - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance	$ 75,736	$ 62,939
Additions	117,320	12,080
Foreign currency translation adjustment	(614)	717
Ending balance	$ 192,442	$ 75,736